Financial assets and liabilities - Currency Exposures (Details) ₱ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020 CAD ($)	Jun. 30, 2019 CAD ($)	Jun. 30, 2020 CAD ($)	Jun. 30, 2019 CAD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 PHP (₱)
Disclosure of detailed information about hedged items [line items]
Net gains (losses) on change in fair value of derivatives	$ (9,000,000)	$ 12,000,000	$ (37,000,000)	$ 112,000,000
Credit Facility
Disclosure of detailed information about hedged items [line items]
Principal amount	2,035,000,000		2,035,000,000		$ 1,450,000,000
Credit facilities	4,000,000,000		4,000,000,000
Financial instruments designated as hedging instruments, at fair value	2,035,000,000		2,035,000,000		$ 1,450,000,000
Currency risk
Disclosure of detailed information about hedged items [line items]
Net gains (losses) on change in fair value of derivatives	$ 30,000,000		$ 14,000,000
Percentage of possible change in risk variable	10.00%		10.00%		10.00%	10.00%
Reasonably possible change in 10% depreciation (appreciation) of the CAD dollar impact on other comprehensive income (loss)	$ 2,000,000		$ 2,000,000
Currency risk | 2020 | Cash flow | Commercial paper | AMOUNT TO RECEIVE
Disclosure of detailed information about hedged items [line items]
Principal amount					$ 200,000,000
Financial instruments designated as hedging instruments, at fair value					200,000,000
Currency risk | 2020 | Cash flow | Commercial paper | AMOUNT TO PAY
Disclosure of detailed information about hedged items [line items]
Principal amount	279,000,000		279,000,000
Financial instruments designated as hedging instruments, at fair value	279,000,000		279,000,000
Currency risk | 2020 | Cash flow | Credit Facility | AMOUNT TO RECEIVE
Disclosure of detailed information about hedged items [line items]
Principal amount					370,000,000
Financial instruments designated as hedging instruments, at fair value					370,000,000
Currency risk | 2020 | Cash flow | Credit Facility | AMOUNT TO PAY
Disclosure of detailed information about hedged items [line items]
Principal amount	480,000,000		480,000,000
Financial instruments designated as hedging instruments, at fair value	480,000,000		480,000,000
Currency risk | 2020 | Cash flow | Anticipated transactions | AMOUNT TO RECEIVE
Disclosure of detailed information about hedged items [line items]
Principal amount					588,000,000
Financial instruments designated as hedging instruments, at fair value					588,000,000
Currency risk | 2020 | Cash flow | Anticipated transactions | AMOUNT TO PAY
Disclosure of detailed information about hedged items [line items]
Principal amount	768,000,000		768,000,000
Financial instruments designated as hedging instruments, at fair value	768,000,000		768,000,000
Currency risk | 2020 | Economic | Anticipated transactions | AMOUNT TO RECEIVE
Disclosure of detailed information about hedged items [line items]
Principal amount					60,000,000
Financial instruments designated as hedging instruments, at fair value					60,000,000
Currency risk | 2020 | Economic | Anticipated transactions | AMOUNT TO PAY
Disclosure of detailed information about hedged items [line items]
Principal amount	81,000,000		81,000,000
Financial instruments designated as hedging instruments, at fair value	81,000,000		81,000,000
Currency risk | 2020 | Economic - put options | Economic | Anticipated transactions | AMOUNT TO RECEIVE
Disclosure of detailed information about hedged items [line items]
Principal amount					209,000,000
Financial instruments designated as hedging instruments, at fair value					209,000,000
Currency risk | 2020 | Economic - put options | Economic | Anticipated transactions | AMOUNT TO PAY
Disclosure of detailed information about hedged items [line items]
Principal amount	284,000,000		284,000,000
Financial instruments designated as hedging instruments, at fair value	284,000,000		284,000,000
Currency risk | 2020 | Economic - call options | Economic | Anticipated transactions | AMOUNT TO RECEIVE
Disclosure of detailed information about hedged items [line items]
Principal amount	87,000,000		87,000,000		149,000,000
Financial instruments designated as hedging instruments, at fair value	87,000,000		87,000,000		149,000,000
Currency risk | 2020 | Economic - call options | Economic | Anticipated transactions | AMOUNT TO PAY
Disclosure of detailed information about hedged items [line items]
Principal amount	201,000,000		201,000,000		60,000,000
Financial instruments designated as hedging instruments, at fair value	201,000,000		201,000,000		60,000,000
Currency risk | 2020, Hedge Two | Cash flow | Anticipated transactions | AMOUNT TO RECEIVE
Disclosure of detailed information about hedged items [line items]
Principal amount | ₱						₱ 1,012
Financial instruments designated as hedging instruments, at fair value | ₱						₱ 1,012
Currency risk | 2020, Hedge Two | Cash flow | Anticipated transactions | AMOUNT TO PAY
Disclosure of detailed information about hedged items [line items]
Principal amount	26,000,000		26,000,000
Financial instruments designated as hedging instruments, at fair value	26,000,000		26,000,000
Currency risk | 2021 | Cash flow | Anticipated transactions | AMOUNT TO RECEIVE
Disclosure of detailed information about hedged items [line items]
Principal amount					26,000,000
Financial instruments designated as hedging instruments, at fair value					26,000,000
Currency risk | 2021 | Cash flow | Anticipated transactions | AMOUNT TO PAY
Disclosure of detailed information about hedged items [line items]
Principal amount	36,000,000		36,000,000
Financial instruments designated as hedging instruments, at fair value	36,000,000		36,000,000
Currency risk | 2021 | Economic | Anticipated transactions | AMOUNT TO RECEIVE
Disclosure of detailed information about hedged items [line items]
Principal amount					120,000,000
Financial instruments designated as hedging instruments, at fair value					120,000,000
Currency risk | 2021 | Economic | Anticipated transactions | AMOUNT TO PAY
Disclosure of detailed information about hedged items [line items]
Principal amount	161,000,000		161,000,000
Financial instruments designated as hedging instruments, at fair value	161,000,000		161,000,000
Currency risk | 2021 | Economic - put options | Economic | Anticipated transactions | AMOUNT TO RECEIVE
Disclosure of detailed information about hedged items [line items]
Principal amount					214,000,000
Financial instruments designated as hedging instruments, at fair value					214,000,000
Currency risk | 2021 | Economic - put options | Economic | Anticipated transactions | AMOUNT TO PAY
Disclosure of detailed information about hedged items [line items]
Principal amount	284,000,000		284,000,000
Financial instruments designated as hedging instruments, at fair value	284,000,000		284,000,000
Currency risk | 2021 | Economic - call options | Economic | Anticipated transactions | AMOUNT TO RECEIVE
Disclosure of detailed information about hedged items [line items]
Principal amount	68,000,000		68,000,000		47,000,000
Financial instruments designated as hedging instruments, at fair value	68,000,000		68,000,000		47,000,000
Currency risk | 2021 | Economic - call options | Economic | Anticipated transactions | AMOUNT TO PAY
Disclosure of detailed information about hedged items [line items]
Principal amount	65,000,000		65,000,000		47,000,000
Financial instruments designated as hedging instruments, at fair value	65,000,000		65,000,000		47,000,000
Currency risk | Interest rate swap | Fair value hedge
Disclosure of detailed information about hedged items [line items]
Principal amount	2,039,000,000		2,039,000,000		1,453,000,000
Financial instruments designated as hedging instruments, at fair value	2,039,000,000		2,039,000,000		$ 1,453,000,000
Currency risk | Top of range
Disclosure of detailed information about hedged items [line items]
Reasonably possible change in risk variable impact on net earnings	1,000,000		1,000,000
Reasonably possible change in 10% depreciation (appreciation) of the CAD dollar impact on other comprehensive income (loss)	228,000,000		228,000,000
Currency risk | Bottom of range
Disclosure of detailed information about hedged items [line items]
Reasonably possible change in risk variable impact on net earnings	55,000,000		55,000,000
Interest rate risk
Disclosure of detailed information about hedged items [line items]
Net gains (losses) on change in fair value of derivatives	$ 3,000,000		$ 5,000,000
Percentage of possible change in risk variable	1.00%		1.00%		1.00%	1.00%
Interest rate risk | Top of range
Disclosure of detailed information about hedged items [line items]
Reasonably possible change in risk variable impact on net earnings	$ (31,000,000)		$ (31,000,000)
Interest rate risk | Bottom of range
Disclosure of detailed information about hedged items [line items]
Reasonably possible change in risk variable impact on net earnings	$ 38,000,000		$ 38,000,000